BASIC AND DILUTED INCOME / (LOSS) PER SHARE - Summary of Basic and Diluted Income (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Income / (loss) from continuing operations	$ (79,197)	$ 76,620
Income from discontinued operations	0	11,603
Income / (loss) for the year	$ (79,197)	$ 88,223
Basic weighted average shares outstanding (in shares)	240,100,023	148,288,884
Dilution adjustment for stock options (in shares)	0	4,752,714
Diluted weighted average share outstanding (in shares)	240,100,023	153,041,598
Basic income / (loss) per share from continuing operations	$ (0.33)	$ 0.52
Basic income per share from discontinued operations	0	0.08
Basic income / (loss) per share (in dollars per share)	(0.33)	0.60
Diluted income / (loss) per share from continuing operations (in dollars per share)	(0.33)	0.50
Diluted income per share from discontinued operations (in dollars per share)	0	0.08
Diluted income / (loss) per share (in dollars per share)	$ (0.33)	$ 0.58